Taxation	12 Months Ended
Dec. 31, 2022
Disclosure of income tax [Abstract]
TAXATION
17.	TAXATION

Value added tax (“VAT”)

GF Cash (CIT) and AI R&I are subsidiaries operating in Thailand, which are subject to a statutory VAT of 7% for services in Thailand. Shenzhen GFAI, Guangzhou GFAI and Beijing Wanjia are the subsidiaries operating in the PRC, which are subject to a statutory VAT of 13% for goods delivered and rental provided, 6% for services provided and 9% for construction projects in the PRC. The output VAT is charged to customers who receive services from the Company and the input VAT is paid when the Company purchases goods and services from its vendors. The input VAT can be offset against the output VAT. The VAT payable is presented on the balance sheets when input VAT is less than the output VAT. A recoverable balance is presented on the balance sheets when input VAT is larger than the output VAT.

Income taxes

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the Cayman Islands.

British Virgin Islands

The Company’s subsidiary incorporated in the BVI is not subject to taxation.

The Company’s operating subsidiaries incorporated in different tax jurisdiction are subject to different corporate income tax rate as follows:

Corporate income tax rate
Hong Kong	16.5%
Singapore	17.0%
Thailand	20.0%
Malaysia	24.0%
Macau	12.0%
United States	21.0%
Australia	0.0%
United Arab Emirates	25.0%
United Kingdom	19.0%
South Korea	25.0%
Japan	23.2%
Canada	15.0%
Vietnam	20.0%
China	25.0%

Pre-tax loss, by jurisdiction, for the years ended December 31, 2022, 2021 and 2020 is as follows:

	For the years ended December 31,
	2022	2021	2020
Cayman Islands	$(4,302,089)	$(1,733,786)	$(1,711,094)
BVI	(17,811)	(12,769)	(12,345)
Hong Kong	(3,307,670)	(588,315)	(63,483)
Singapore	(160,228)	(16,041)	-
Thailand	(5,826,236)	(3,873,611)	(1,112,496)
Malaysia	(478,658)	-	-
Macau	(161,513)	-	-
United States	(572,088)	-	-
Australia	(15,199)	-	-
United Arab Emirates (UAE)	(72,036)	-	-
United Kingdom	(1,350)	-	-
South Korea	(20,029)	-	-
Japan	(77,055)	-	-
Canada	(2,997)	-	-
Vietnam	(17,123)	-	-
China	(3,501,768)	-	-
	$(18,533,850)	$(6,224,522)	$(2,899,418)

The components of the income tax provision are:

	For the years ended December 31,
	2022	2021	2020
Current income tax expense	$-	$-	$261,586
Deferred income tax expense (benefit)	132,208	(732,868)	(18,749)
Total income tax expense (benefit)	$132,208	$(732,868)	$242,837

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2022	2021	2020
(Loss) Profit before income tax expense*	$(3,840,120)	$(4,068,887)	$864,207
Thailand income tax statutory rate	20%	20%	20%
Income tax at statutory tax rate	(768,024)	(813,777)	172,841
Deferred tax assets not recognized	768,024	-	-
Permanent differences	132,208	80,910	69,996
Income tax expense (benefit)	$132,208	$(732,868)	$242,837

*	This amount represents profit before income tax after adjustments for non-deductible and non-taxable expense items from the Thailand operating entity.

Deferred tax assets and liabilities are comprised of the following:

	As of December 31,
	2022	2021
Provision for employee benefits	$965,560	$1,163,826
Net operating loss carried forward	671,894	728,331
Deferred tax assets	1,637,454	1,892,157
Less:
Deferred tax liabilities - finance leases	(125,701)	(256,519)
Deferred tax assets, net	$1,511,753	$1,635,638